Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	£ (1,536)
Interest income	(31)	£ (5)	£ (10)
Return on plan assets (excluding amounts included in net interest expense)	5,531	(452)	(1,328)
Ending balance	(1,026)	(1,536)
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	14,420	13,987
Interest income	272	193
Contributions paid by employer and scheme members	224	247
Contributions paid by fellow Banco Santander subsidiaries	0	0
Administration costs paid	(9)	(8)
Return on plan assets (excluding amounts included in net interest expense)	(5,531)	452
Benefits paid	(413)	(398)
Derecognition of pension scheme liabilities arising from the sale of PSA	0	(53)
Ending balance	£ 8,963	£ 14,420	£ 13,987